UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07583

HSBC ADVISOR FUNDS TRUST
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Semi-Annual Report
April 30, 2014

EQUITY FUNDS	Class A	Class B	Class C	Class I
HSBC Growth Fund	HOTAX	HOTBX	HOTCX	HOTYX
HSBC Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX

Table of Contents
HSBC Family of Funds
Semi-Annual Report - April 30, 2014

Glossary of Terms
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	8
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	15
Notes to Financial Statements	19
Investment Adviser Contract Approval	26
Table of Shareholder Expenses	30

HSBC Portfolios
Schedules of Portfolio Investments
HSBC Growth Portfolio	32
HSBC Opportunity Portfolio	34
Statements of Assets and Liabilities	36
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	39
Notes to Financial Statements	40
Investment Adviser Contract Approval	45
Table of Shareholder Expenses	49
Other Information	50

Glossary of Terms

Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that measures the non-investment grade, USD-denominated, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Gross Domestic Product (“GDP”) measures the market value of the goods and services produced by labor and property in the United States.

Lipper Large-Cap Growth Funds Average is an equally weighted average of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. Diversified Equity large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Mid-Cap Growth Funds Average is an equally weighted average of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Morgan Stanley Capital International Europe Australasia and Far East (“MSCI EAFE”) Index is an unmanaged equity index which captures large and mid cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the US and Canada).

Morgan Stanley Capital International Emerging Market (“MSCI EM”) Index is an unmanaged index that captures large and mid cap representation across 21 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500™ Growth Index is an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s 500 (“S&P 500”) Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities.

Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Securities indices assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

U.S. Economic Review

The global economy experienced modest growth during the six-month period between November 1, 2013 and April 30, 2014. Many economies reported disappointing economic data during the period. A harsh winter in the U.S. dragged on economic growth, while the economies of China and Japan faced some headwinds. Geopolitical concerns, including a crisis in the Ukraine, also weighed on investors. However, U.S. equity markets made significant gains, in our view, as investors grew encouraged by strong corporate earnings and improving economic data late in the period. Markets continued to benefit from the Federal Reserve Board’s (the “Fed”) accommodative monetary policy, although the Fed took its first steps toward “tapering” its bond-purchasing program. Upward pressure on interest rates caused bonds to struggle, especially during the first half of the period, though fixed income investments ended the period with modest gains.

In the U.S., steep drops in residential construction and home purchases caused concerns that the recovery of the housing market—a major bright spot throughout much of 2013—was losing steam. Automobile sales and retail sales also declined in early 2014. There was much debate regarding the extent to which the especially cold and snowy winter was to blame for these signs of economic weakness. More positive data emerged in April, showing a significant uptick in retail sales, job growth, industrial output, and consumer confidence. Home sales, however, declined to an eight-month low in March. The unemployment rate declined during the period, though the composition of employment numbers remained a cause of concern. A large number of workers remained underemployed and reliant on part-time and lower-paying jobs. Long-term unemployment declined during the period but remained high. This mixed flow of data was partly offset by more positive news, such as increased lending activity to corporates and consumers, as well as consumer and business sentiment surveys that remained high.

Concerns about slowing growth in emerging markets persisted throughout the period. New data confirmed that the growth of China’s economy is slowing dramatically. Defaults in China’s corporate bond market and poor data on Chinese manufacturing weighed on the global economy. Russia’s annexation of Ukraine’s Crimea region also created uncertainty and led to significant losses for Russian stocks.

Markets did not respond as dramatically as some feared to the first steps of the Fed’s efforts to taper its aggressive quantitative easing policies. Interest rates did rise, however, shortly following the Fed’s first reduction in monthly bond purchases in December. The central bank reduced its monthly bond purchases by $5 billion at each of its last three meetings and Fed Chair Janet Yellen, who assumed the top position at the central bank in early February, indicated the reductions would continue unless there was a significant change in the economic outlook.

U.S. gross domestic product1 (GDP) grew at a rate of 2.6% during the fourth quarter of 2013. A preliminary estimate puts GDP growth during the first quarter of 2014 at -2.9%.

Market Review

The period began with strong gains for U.S. equities. This climb continued through the end of the 2013. Early in 2014, stocks declined due in part to slowing growth in emerging markets. The prospect of higher interest rates and declining global liquidity fed fears of broader losses for emerging markets. Robust corporate earnings helped spark gains among stocks in February, in our view, and positive economic data on housing, manufacturing, and employment helped sustain that positive momentum.

The S&P 500 Index1 of large-company stocks returned 8.36% for the six months ending April 2014. Large-cap stocks outperformed small- and mid-cap stocks during that period, and emerging markets generally underperformed developed economies. The Russell 2000 Index1 of small-company stocks returned 3.08% and the MSCI Emerging Market Index1 returned -2.87%.

Japanese stocks declined during the period, as the nation’s economic recovery suffered modest setbacks. Many investors grew concerned that the efforts of the nation’s central bank to revive its economy would not be enough. Meanwhile, European stocks made strong gains during the period, though they lagged behind U.S. markets. Some European economies continued to struggle with the aftermath of the region’s credit crisis, but others posted significant gains. The MSCI EAFE Index1 of international stocks in developed markets returned 4.67% for the period.

Fixed-income securities posted modest gains during the period. Upward pressure on interest rates led to rising yields on U.S. Treasuries during the fourth quarter of 2013, sending prices lower. By the end of the year, investment-grade bonds had fallen more than in any 12-month period since 1994. The picture changed during the following quarter, as yields on Treasuries of most duration declined and debt spreads tightened, leading to strong performance for many bond categories. Bonds with longer maturities made the most significant gains. Slower than expected economic growth and geopolitical turmoil also contributed to the strong first-quarter performance of fixed-income investments. The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment-grade fixed-income market, returned 1.74% for the six months through April, while the Barclays U.S. Corporate High-Yield Bond Index1 returned 4.72% during that period. Fixed-income markets in Europe generated modest returns, while fixed-income in emerging markets posted positive returns for the period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       3

Portfolio Reviews (Unaudited)
HSBC Growth Fund
(Class A Shares, Class B Shares, Class C Shares and Class I Shares)

by Clark J. Winslow, CEO/Portfolio Manager
Justin H. Kelly, CFA, CIO/Portfolio Manager
Patrick M. Burton, Managing Director/Portfolio Manager
Winslow Capital Management, LLC

The HSBC Growth Fund (the “Fund”) seeks long-term growth of capital. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities of high-quality companies with market capitalizations generally in excess of $2 billion, which the subadviser believes have the potential to generate superior levels of long-term profitability and growth. The Fund utilizes a two-tier structure, commonly known as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Growth Portfolio (the “Portfolio”). The Portfolio employs Winslow Capital Management, LLC as its subadviser.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

The growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2014, the Fund returned 1.52% (without sales charge) for the Class A Shares and 1.68% for the Class I Shares. That compared to a 6.95% total return for the Russell 1000® Growth Index1, the Fund’s primary performance benchmark, and a 4.73% total return for the Lipper Large-Cap Growth Funds Average1.

Portfolio Performance

Stocks performed relatively well during the period although a dramatic shift in market sentiment in the last six weeks of the period led to a sharp drop in returns. A number of factors led investors to sell holdings of highly valued, high-growth companies. Those factors likely included concerns about more hawkish comments from Federal Reserve Chair Janet Yellen as well as Russia’s incursion into Ukraine. That sell-off hurt growth stocks, which detracted from the Fund’s absolute performance.

The Fund lagged its benchmark for the period, with stock selection being the biggest detractor of performance. In particular, the Fund was hurt by stock selection in the consumer discretionary, health care and information technology sectors. The Fund’s largest individual detractors included shares of an online retailer, two biopharmaceutical firms and a global payments technology company. The Fund’s overweight position in consumer discretionary also detracted from its relative performance as that sector suffered from the negative impacts of the harsh winter weather in the U.S.†

Stock selection in the industrials and telecommunications sectors helped offset some of the Fund’s underperformance. In particular, holdings of a transportation and rail company performed very well during the period, thanks to cost control measures and higher-than-expected rail volumes. An air transportation company was another strong contributor. An underweight position to the consumer staples sector also contributed to relative performance.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Growth Fund

			Average Annual				Expense
Fund Performance			Total Return (%)				Ratio (%)[6]
		Six			Since
As of April 30, 2014	Inception Date	Months*	1 Year	5 Year	Inception		Gross	Net
HSBC Growth Fund Class A1	5/7/04[5]	-3.54	12.61	15.97	7.62		1.33	1.20
HSBC Growth Fund Class B2	5/7/04[5]	-2.33	13.68	16.31	7.68		2.08	1.95
HSBC Growth Fund Class C3	5/7/04[5]	0.32	16.69	16.31	7.37		2.08	1.95
HSBC Growth Fund Class I	5/7/04[5]	1.68	18.79	17.48	8.44		1.08	0.95
Russell 1000® Growth Index[4]	—	6.95	20.66	19.47	8.11	[7]	N/A	N/A
Lipper Large-Cap Growth Funds Average[4]	—	4.73	20.17	17.26	7.20	[8]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2015.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) to the Fund related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	For additional information, please refer to the Glossary of Terms.
5	The HSBC Growth Fund was initially offered for purchase effective May 7, 2004; however, no shareholder activity occurred until May 10, 2004.
6	Reflects the expense ratios as reported in the prospectus dated February 28, 2014. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.20%, 1.95%, 1.95% and 0.95% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2015. Additional information pertaining to the April 30, 2014 expense ratios can be found in the financial highlights.
7	Return for the period May 10, 2004 to April 30, 2014.
8	Return for the period April 30, 2004 to April 30, 2014.

The Fund’s performance is measured against the Russell 1000® Growth Index, an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       5

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund (Advisor) (Class I Shares) HSBC Opportunity Fund (Class A Shares, Class B Shares and Class C Shares)

by William A. Muggia, Committee Lead/Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
Hamlen Thompson, Portfolio Manager
Bruce N. Jacobs, CFA, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund and HSBC Opportunity Fund (Advisor) (collectively the “Fund”) seek long-term growth of capital by investing in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500™ Growth Index. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Small- to mid-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

The growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty.

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2014, the Class I Shares of the HSBC Opportunity Fund (Advisor) produced a 6.91% total return, and the Class A Shares of the Fund produced a 6.62% total return (without sales charge). The Russell 2500™ Growth Index1, the Fund’s primary performance benchmark, and the Lipper Mid-Cap Growth Funds Average1 returned 3.35% and 3.19%, respectively.

U.S. equities posted relatively strong returns for the period, led by gains in the industrials, materials, and health care sectors. Investors brushed off the negative effects of a harsh winter in the U.S. and the geopolitical crisis in the Ukraine, instead choosing to focus on positive corporate earnings results and signs that the U.S. economic recovery was gaining traction. Declining consumer confidence led to weak returns in the consumer discretionary sector, which was the period’s worst performing sector.

Portfolio Performance

The Fund outperformed its benchmark for the six-month period ended April 30, 2014 due in large part to strong stock selection. The biggest contribution to relative performance came from the financial sector, where real estate services, multi-line insurance and mortgage REIT2 holdings helped offset a general weakness among regional banks and reinsurance companies. The Fund also benefited from stock selection in the industrials and health care sectors. In the information technology sector, stock selection in the semiconductor sub-industry as well as in the data processing and outsourced services sub-industry also helped boost relative performance.†

The Fund benefited by avoiding exposure to poor-performing software companies. An overweight position in materials also contributed positively to the Fund’s performance, as that sector posted the benchmark’s second-best sector-level performance.†

The Fund’s relative performance suffered from sub-sector weighting decisions. In particular, the decision to hold overweight positions in the apparel and specialty store areas of the consumer discretionary sector detracted from relative performance. Traditional brick and mortar stores bore the worst of the negative impacts from the harsh winter in the U.S., while retailers in general suffered as the bad weather impacted both inventories and earnings. During the period, an underweight position in pharmaceuticals was another detractor, as that area of the health care sector performed strongly for the benchmark.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.
2	Real estate investment trusts are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. Most REITs trade on major stock exchanges or over-the-counter.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[5]
		Six
As of April 30, 2014	Inception Date	Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	1.31	15.08	21.04	11.30	2.01	1.65
HSBC Opportunity Fund Class B2	1/6/98	2.61	16.33	21.37	11.35	2.76	2.40
HSBC Opportunity Fund Class C3	11/4/98	5.31	19.23	21.40	11.06	2.76	2.40
HSBC Opportunity Fund Class I†	9/3/96	6.91	21.72[6]	22.91	12.34	0.99	0.99
Russell 2500™ Growth Index[4]	—	3.35	21.77	21.51	9.72	N/A	N/A
Lipper Mid-Cap Growth Funds Average[4]	—	3.19	19.49	19.10	8.71	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2015 for Class A Shares, Class B Shares and Class C Shares.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) to the Fund related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
†	The Class I Shares are issued by a series of HSBC Advisor Funds Trust, also named the HSBC Opportunity Fund.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	For additional information, please refer to the Glossary of Terms.
5

Reflects the expense ratios as reported in the prospectus dated February 28, 2014. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40%, and 2.40% for Class A Shares, Class B Shares, and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2015. Additional information pertaining to the April 30, 2014 expense ratios can be found in the financial highlights.

6

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

The Fund’s performance is measured against the Russell 2500™ Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       7

Portfolio Reviews
Portfolio Composition*
April 30, 2014 (Unaudited)

HSBC Growth Portfolio
Percentage of
Investment Allocation	Investments at Value (%)
Biotechnology	8.8%
Internet Software & Services	8.7%
IT Services	6.7%
Media	6.4%
Internet & Catalog Retail	5.0%
Software	4.6%
Road & Rail	4.4%
Capital Markets	4.3%
Chemicals	4.2%
Specialty Retail	4.1%
Hotels, Restaurants & Leisure	3.5%
Technology Hardware, Storage & Peripherals	3.4%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.1%
Aerospace & Defense	2.9%
Textiles, Apparel & Luxury Goods	2.7%
Machinery	2.6%
Food & Staples Retailing	2.3%
Semiconductors & Semiconductor Equipment	2.2%
Pharmaceuticals	2.1%
Real Estate Investment Trusts (REITs)	2.0%
Investment Companies	1.8%
Energy Equipment & Services	1.6%
Communications Equipment	1.5%
Wireless Telecommunication Services	1.5%
Health Care Technology	1.5%
Auto Components	1.3%
Professional Services	1.3%
Diversified Financial Services	1.2%
Airlines	1.0%
Total	100.0%

HSBC Opportunity Portfolio
Percentage of
Investment Allocation	Investments at Value (%)
Chemicals	8.5%
Specialty Retail	6.1%
Biotechnology	6.0%
Oil, Gas & Consumable Fuels	5.9%
Machinery	5.6%
Health Care Equipment & Supplies	4.7%
Software	4.6%
IT Services	4.2%
Household Durables	3.7%
Health Care Providers & Services	3.5%
Aerospace & Defense	3.1%
Construction Materials	3.0%
Professional Services	3.0%
Life Sciences Tools & Services	3.0%
Trading Companies & Distributors	2.9%
Electrical Equipment	2.8%
Containers & Packaging	2.7%
Banks	2.5%
Road & Rail	2.4%
Semiconductors & Semiconductor Equipment	2.2%
Communications Equipment	2.0%
Pharmaceuticals	1.9%
Diversified Consumer Services	1.7%
Real Estate Management & Development	1.7%
Capital Markets	1.6%
Health Care Technology	1.6%
Energy Equipment & Services	1.5%
Insurance	1.4%
Real Estate Investment Trusts (REITs)	1.2%
Electronic Equipment, Instruments &
Components	0.9%
Internet Software & Services	0.8%
Hotels, Restaurants & Leisure	0.8%
Construction & Engineering	0.7%
Auto Components	0.6%
Investment Companies	0.6%
Media	0.6%
Total	100.0%
____________________

*       Portfolio composition is subject to change.

8       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2014 (Unaudited)

			Opportunity
	Growth	Opportunity	Fund
	Fund	Fund	(Advisor)
Assets:
Investments in Affiliated Portfolios	79,740,598	16,594,530	212,685,104
Receivable for capital shares issued	37,768	570	116,551
Receivable from Investment Adviser	2,777	4,428	—
Prepaid expenses	15,235	12,372	8,292
Total Assets	79,796,378	16,611,900	212,809,947

Liabilities:
Payable for capital shares redeemed	194,159	—	45,366
Accrued expenses and other payables:
Administration	1,682	350	4,497
Distribution fees	692	780	—
Shareholder Servicing	3,143	5,503	—
Transfer Agent	13,624	6,510	9,908
Trustee	753	157	2,011
Other	18,260	14,527	42,883
Total Liabilities	232,313	27,827	104,665
Net Assets	$79,564,065	$16,584,073	$212,705,282

Composition of Net Assets:
Capital	52,949,555	11,859,023	150,952,531
Accumulated net investment income (loss)	(178,367)	(66,379)	(93,946)
Accumulated net realized gains (losses) from investments	9,214,110	1,808,961	23,661,897
Net unrealized appreciation/depreciation on investments	17,578,767	2,982,468	38,184,800
Net Assets	$79,564,065	$16,584,073	$212,705,282

Net Assets:
Class A Shares	$12,415,886	$15,307,858	$—
Class B Shares	360,620	375,616	—
Class C Shares	752,839	900,599	—
Class I Shares	66,034,720	—	212,705,282
Total	$79,564,065	$16,584,073	$212,705,282

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	634,327	1,248,258	—
Class B Shares	21,080	41,151	—
Class C Shares	43,674	95,718	—
Class I Shares	3,297,710	—	12,743,828

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$19.57	$12.26	$—
Class B Shares	$17.11	$9.13	$—
Class C Shares	$17.24	$9.41	$—
Class I Shares	$20.02	$—	$16.69
Maximum Sales Charge:
Class A Shares	5.00%	5.00%	—%
Maximum Offering Price per share
(Net Asset Value / (100%-maximum sales charge))
Class A Shares	$20.60	$12.91	$—

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC FAMILY OF FUNDS

Statements of Operations—For the six months ended April 30, 2014 (Unaudited)

			Opportunity
	Growth	Opportunity	Fund
	Fund	Fund	(Advisor)
Investment Income:
Investment Income from Affiliated Portfolios (a)	334,186	62,477	827,517
Expenses from Affiliated Portfolios (a)	(292,109)	(71,566)	(940,317)
Total Investment Income (Loss)	42,077	(9,089)	(112,800)

Expenses:
Administration:
Class A Shares	1,634	1,913	—
Class B Shares	57	58	—
Class C Shares	92	108	—
Class I Shares	8,758	—	27,350
Distribution:
Class B Shares	1,664	1,722	—
Class C Shares	2,708	3,160	—
Shareholder Servicing:
Class A Shares	15,977	18,704	—
Class B Shares	555	574	—
Class C Shares	902	1,053	—
Accounting	11,904	9,424	4,464
Audit	8,883	8,883	8,883
Compliance Services	389	75	986
Printing	8,631	1,517	25,718
Transfer Agent	45,840	25,026	42,458
Trustee	1,258	233	3,143
Registration fees	17,033	8,651	9,053
Other	6,040	2,218	11,324
Total expenses before fee reductions	132,325	83,319	133,379
Fees voluntarily reduced by Investment Adviser	—	(8,136)	—
Fees contractually reduced by Investment Adviser	(10,990)	(15,768)	—
Net Expenses	121,335	59,415	133,379

Net Investment Income (Loss)	(79,258)	(68,504)	(246,179)

Realized/Unrealized Gains (Losses) from Investments: (a)
Net realized gains (losses) from investments	5,761,259	1,836,712	23,367,036
Change in unrealized appreciation/depreciation on investments	(4,149,884)	(752,927)	(8,774,983)

Net realized/unrealized gains (losses) from investments	1,611,375	1,083,785	14,592,053
Change In Net Assets Resulting From Operations	$1,532,117	$1,015,281	$14,345,874
____________________

(a)       Represents amounts allocated from the respective Affiliated Portfolios.

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	Growth Fund		Opportunity Fund
	For the		For the
	six months ended	For the	six months ended	For the
	April 30, 2014	year ended	April 30, 2014	year ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013
Investment Activities:
Operations:
Net investment income (loss)	$(79,258)	$111,870	$(68,504)	$(72,706)
Net realized gains (losses) from investments	5,761,259	9,661,220	1,836,712	1,860,103
Change in unrealized appreciation/depreciation
on investments	(4,149,884)	11,851,661	(752,927)	2,027,660
Change in net assets resulting from operations	1,532,117	21,624,751	1,015,281	3,815,057

Dividends:
Net investment income:
Class I Shares	—	(77,975)	—	—
Net realized gains:
Class A Shares	(1,473,999)	(789,480)	(1,492,680)	(613,652)
Class B Shares	(61,772)	(47,389)	(63,060)	(37,922)
Class C Shares	(91,036)	(38,688)	(103,788)	(41,509)
Class I Shares	(7,953,745)	(4,180,730)	—	—
Change in net assets resulting from
shareholder dividends	(9,580,552)	(5,134,262)	(1,659,528)	(693,083)
Change in net assets resulting from
capital transactions	5,132,970	(4,356,680)	1,778,464	1,079,236
Change in net assets	(2,915,465)	12,133,809	1,134,217	4,201,210

Net Assets:
Beginning of period	82,479,530	70,345,721	15,449,856	11,248,646
End of period	$79,564,065	$82,479,530	$16,584,073	$15,449,856
Accumulated net investment income (loss)	$(178,367)	$(99,109)	$(66,379)	$2,125

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Growth Fund		Opportunity Fund
	For the		For the
	six months ended	For the	six months ended	For the
	April 30, 2014	year ended	April 30, 2014	year ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$246,009	$513,267	$1,033,793	$3,386,291
Dividends reinvested	1,426,628	760,894	1,468,887	601,275
Value of shares redeemed	(748,812)	(2,349,534)	(896,556)	(2,790,702)
Class A Shares capital transactions	923,825	(1,075,373)	1,606,124	1,196,864

Class B Shares:
Proceeds from shares issued	—	18,851	—	22,345
Dividends reinvested	61,488	47,204	63,060	37,922
Value of shares redeemed	(139,997)	(290,302)	(135,742)	(182,066)
Class B Shares capital transactions	(78,509)	(224,247)	(72,682)	(121,799)

Class C Shares:
Proceeds from shares issued	148,996	51,639	155,883	365,351
Dividends reinvested	89,319	38,495	102,306	41,448
Value of shares redeemed	—	(81,414)	(13,167)	(402,628)
Class C Shares capital transactions	238,315	8,720	245,022	4,171

Class I Shares:
Proceeds from shares issued	6,866,816	9,187,688	—	—
Dividends reinvested	7,911,912	4,246,858	—	—
Value of shares redeemed	(10,729,389)	(16,500,326)	—	—
Class I Shares capital transactions	4,049,339	(3,065,780)	—	—
Change in net assets resulting from capital transactions	$5,132,970	$(4,356,680)	$1,778,464	$1,079,236

SHARE TRANSACTIONS:
Class A Shares:
Issued	11,967	27,668	82,949	295,105
Reinvested	70,451	45,103	121,096	59,888
Redeemed	(35,454)	(125,574)	(71,537)	(246,880)
Change in Class A Shares	46,964	(52,803)	132,508	108,113

Class B Shares:
Issued	—	1,163	—	2,603
Reinvested	3,464	3,120	6,968	4,862
Redeemed	(7,843)	(17,588)	(14,446)	(21,126)
Change in Class B Shares	(4,379)	(13,305)	(7,478)	(13,661)

Class C Shares:
Issued	7,778	3,117	16,025	40,827
Reinvested	4,996	2,526	10,965	5,175
Redeemed	—	(4,667)	(1,413)	(42,252)
Change in Class C Shares	12,774	976	25,577	3,750

Class I Shares:
Issued	326,914	491,350	—	—
Reinvested	382,218	247,171	—	—
Redeemed	(510,440)	(859,037)	—	—
Change in Class I Shares	198,692	(120,516)	—	—

12 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Opportunity Fund (Advisor)
	For the
	six months ended	For the
	April 30, 2014	year ended
	(Unaudited)	October 31, 2013
Investment Activities:
Operations:
Net investment income (loss)	$(246,179)	$113,802
Net realized gains (losses) from investments	23,367,036	22,059,925
Change in unrealized appreciation/depreciation on investments	(8,774,983)	28,194,578
Change in net assets resulting from operations	14,345,874	50,368,305

Dividends:
Net realized gains:
Class I Shares	(21,203,571)	(6,472,825)
Change in net assets resulting from shareholder dividends	(21,203,571)	(6,472,825)
Change in net assets resulting from capital transactions	11,241,841	29,328,028
Change in net assets	4,384,144	73,223,508

Net Assets:
Beginning of period	208,321,138	135,097,630
End of period	$212,705,282	$208,321,138
Accumulated net investment income (loss)	$(93,946)	$152,233

See notes to financial statements.	HSBC FAMILY OF FUNDS 13

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Opportunity Fund (Advisor)
	For the
	six months ended	For the
	April 30, 2014	year ended
	(Unaudited)	October 31, 2013
CAPITAL TRANSACTIONS:
Class I Shares:
Proceeds from shares issued	$7,446,449	$43,552,792
Dividends reinvested	21,163,516	6,463,988
Value of shares redeemed	(17,368,124)	(20,688,752)
Class I Shares capital transactions	11,241,841	29,328,028
Change in net assets resulting from capital transactions	$11,241,841	$29,328,028

SHARE TRANSACTIONS:
Class I Shares:
Issued	433,645	2,895,000
Reinvested	1,284,194	478,814
Redeemed	(1,036,618)	(1,392,961)
Change in Class I Shares	681,221	1,980,853

14 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC GROWTH FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
													Ratio of Net		Ratio
												Ratio	Investment		of Expenses
			Net Realized					Net			Net	of Net	Income		to Average
	Net Asset	Net	and Unrealized			Net Realized		Asset			Assets	Expenses	(Loss) to		Net Assets
	Value,	Investment	Gains	Total from	Net	Gains from		Value,			at End	to Average	Average		(Excluding Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	End of	Total		of Period	Net Assets	Net Assets		Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	Period	Return(b)		(000’s)	(c)	(c)		(c)	(b)(d)
CLASS A SHARES
Year Ended October 31, 2009	$10.55	$(0.04)	$2.03	$1.99	$—	$—	$—	$12.54	18.86	%(e)	$15,896	1.20%	(0.33)%		1.31%	66%
Year Ended October 31, 2010	12.54	(0.07)	2.55	2.48	—	—	—	15.02	19.78	%(f)(g)	16,452	1.20%	(0.54	)%(g)	1.23%	89%
Year Ended October 31, 2011	15.02	(0.07)	1.64	1.57	—	—	—	16.59	10.45	%(f)	15,349	1.18%	(0.45)%		1.18%	56%
Year Ended October 31, 2012	16.59	(0.06)	1.16	1.10	—	—	—	17.69	6.63	%(f)	11,327	1.20%	(0.36)%		1.27%	53%
Year Ended October 31, 2013	17.69	(0.01)	5.34	5.33	—	(1.29)	(1.29)	21.73	32.24	%(f)	12,761	1.20%	(0.05)%		1.21%	75%
Six Months Ended
April 30, 2014 (Unaudited)	21.73	(0.04)	0.46	0.47	—	(2.58)	(2.58)	19.57	1.52%		12,419	1.20%	(0.39)%		1.23%	32%
CLASS B SHARES
Year Ended October 31, 2009	$9.85	$(0.10)	$1.85	$1.75	$—	$—	$—	$11.60	17.87	%(e)	$2,059	1.95%	(1.06)%		2.06%	66%
Year Ended October 31, 2010	11.60	(0.16)	2.36	2.20	—	—	—	13.80	18.97	%(f)(g)	1,213	1.95%	(1.28	)%(g)	1.98%	89%
Year Ended October 31, 2011	13.80	(0.18)	1.51	1.33	—	—	—	15.13	9.64	%(f)	962	1.93%	(1.19)%		1.93%	56%
Year Ended October 31, 2012	15.13	(0.17)	1.06	0.89	—	—	—	16.02	5.88	%(f)	621	1.95%	(1.10)%		2.03%	53%
Year Ended October 31, 2013	16.02	(0.12)	4.75	4.63	—	(1.29)	(1.29)	19.36	31.16	%(f)	493	1.95%	(0.72)%		1.96%	75%
Six Months Ended
April 30, 2014 (Unaudited)	19.36	(0.10)	0.43	0.33	—	(2.58)	(2.58)	17.11	1.21%		361	1.95%	(1.13)%		1.98%	32%
CLASS C SHARES
Year Ended October 31, 2009	$9.91	$(0.12)	$1.89	$1.77	$—	$—	$—	$11.68	17.86	%(e)	$120	1.95%	(1.12)%		2.05%	66%
Year Ended October 31, 2010	11.68	(0.17)	2.38	2.21	—	—	—	13.89	18.92	%(f)(g)	184	1.95%	(1.30	)%(g)	1.99%	89%
Year Ended October 31, 2011	13.89	(0.18)	1.52	1.34	—	—	—	15.23	9.65	%(f)	251	1.94%	(1.21)%		1.94%	56%
Year Ended October 31, 2012	15.23	(0.18)	1.07	0.89	—	—	—	16.12	5.84	%(f)	482	1.95%	(1.14)%		2.03%	53%
Year Ended October 31, 2013	16.12	(0.14)	4.80	4.66	—	(1.29)	(1.29)	19.49	31.15	%(f)	602	1.95%	(0.81)%		1.96%	75%
Six Months Ended
April 30, 2014 (Unaudited)	19.49	(0.10)	0.43	0.33	—	(2.58)	(2.58)	17.24	1.20%		753	1.95%	(1.15)%		1.98%	32%
CLASS I SHARES
Year Ended October 31, 2009	$10.62	$(0.01)	$2.04	$2.03	$—	$—	$—	$12.65	19.11	%(e)	$39,400	0.95%	(0.08)%		1.06%	66%
Year Ended October 31, 2010	12.65	(0.04)	2.58	2.54	—	—	—	15.19	20.08	%(f)(g)	49,474	0.95%	(0.30	)%(g)	0.99%	89%
Year Ended October 31, 2011	15.19	(0.04)	1.68	1.64	—	—	—	16.83	10.80	%(f)	57,222	0.94%	(0.22)%		0.94%	56%
Year Ended October 31, 2012	16.83	(0.02)	1.18	1.16	—	—	—	17.99	6.89	%(f)	57,916	0.95%	(0.12)%		1.04%	53%
Year Ended October 31, 2013	17.99	0.04	5.42	5.46	(0.02)	(1.29)	(1.31)	22.14	32.49	%(f)	68,624	0.95%	0.20%		0.96%	75%
Six Months Ended
April 30, 2014 (Unaudited)	22.14	(0.01)	0.47	0.46	—	(2.58)	(2.58)	20.02	1.68%		66,050	0.95%	(0.14)%		0.98%	32%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Growth Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.	HSBC FAMILY OF FUNDS 15

HSBC GROWTH FUND

(e)	During the year ended October 31, 2009, the Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.50%, 0.54%, 0.53% and 0.49% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.
(f)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.17%, 0.28%, 0.12% and 0.16% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
(g)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.02%, 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

16 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends					Ratios/Supplementary Data
											Ratio	Ratio
			Net Realized								of Net	of Net		Ratio
			and								Expenses	Investment		of Expenses
			Unrealized				Net			Net	to	Income		to Average
	Net Asset	Net	Gains		Net Realized		Asset			Assets	Average	(Loss) to		Net Assets
	Value,	Investment	(Losses)	Total from	Gains from		Value,			at End of	Net	Average		(Excluding Fee	Portfolio
	Beginning	Income	from	Investment	Investment	Total	End of	Total		Period	Assets	Net Assets		Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Transactions	Dividends	Period	Return(b)		(000’s)	(c)	(c)		(c)	(b)(d)
CLASS A SHARES
Year Ended October 31, 2009	$7.09	$(0.07)	$0.97	$0.90	$(0.43)	$(0.43)	$7.56	14.85%		$9,687	1.55%	(1.02)%		2.30%	65%
Year Ended October 31, 2010	7.56	(0.09)	2.20	2.11	—	—	9.67	27.91	%(e)(f)	11,282	1.55%	(1.00	)%(f)	2.07%	68%
Year Ended October 31, 2011	9.67	(0.07)	1.19	1.12	(0.16)	(0.16)	10.63	11.59	%(e)	11,145	1.55%	(0.62)%		1.85%	69%
Year Ended October 31, 2012	10.63	(0.05)	1.11	1.06	(1.56)	(1.56)	10.13	12.08	%(e)	10,204	1.55%	(0.51)%		2.20%	59%
Year Ended October 31, 2013	10.13	(0.06)	3.34	3.28	(0.63)	(0.63)	12.78	34.02	%(e)	14,259	1.55%	0.49%		2.01%	70%
Six Months Ended
April 30, 2014 (Unaudited)	12.78	(0.05)	0.88	0.83	(1.35)	(1.35)	12.26	6.62%		15,308	1.55%	(0.79)%		1.84%	36%
CLASS B SHARES
Year Ended October 31, 2009	$6.10	$(0.10)	$0.80	$0.70	$(0.43)	$(0.43)	$6.37	13.92%		$1,082	2.30%	(1.77)%		3.10%	65%
Year Ended October 31, 2010	6.37	(0.13)	1.85	1.72	—	—	8.09	27.00	%(e)(f)	658	2.30%	(1.78	)%(f)	2.86%	68%
Year Ended October 31, 2011	8.09	(0.12)	0.99	0.87	(0.16)	(0.16)	8.80	10.75	%(e)	536	2.30%	(1.36)%		2.64%	69%
Year Ended October 31, 2012	8.80	(0.10)	0.87	0.77	(1.56)	(1.56)	8.01	11.15	%(e)	499	2.30%	(1.25)%		2.99%	59%
Year Ended October 31, 2013	8.01	(0.11)	2.60	2.49	(0.63)	(0.63)	9.87	33.10	%(e)	480	2.30%	(1.24)%		2.77%	70%
Six Months Ended
April 30, 2014 (Unaudited)	9.87	(0.07)	0.68	0.61	(1.35)	(1.35)	9.13	6.31%		376	2.30%	(1.43)%		2.59%	36%
CLASS C SHARES
Year Ended October 31, 2009	$6.21	$(0.10)	$0.81	$0.71	$(0.43)	$(0.43)	$6.49	13.83%		$267	2.30%	(1.78)%		3.08%	65%
Year Ended October 31, 2010	6.49	(0.13)	1.89	1.76	—	—	8.25	27.12	%(e)(f)	341	2.30%	(1.75	)%(f)	2.86%	68%
Year Ended October 31, 2011	8.25	(0.13)	1.02	0.89	(0.16)	(0.16)	8.98	10.79	%(e)	437	2.30%	(1.38)%		2.64%	69%
Year Ended October 31, 2012	8.98	(0.10)	0.89	0.79	(1.56)	(1.56)	8.21	11.14	%(e)	545	2.30%	(1.19)%		3.03%	59%
Year Ended October 31, 2013	8.21	(0.11)	2.67	2.56	(0.63)	(0.63)	10.14	33.15	%(e)	711	2.30%	(1.21)%		2.76%	70%
Six Months Ended
April 30, 2014 (Unaudited)	10.14	(0.07)	0.69	0.62	(1.35)	(1.35)	9.41	6.24%		901	2.30%	(1.53)%		2.59%	36%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.10%, 0.10% and 0.13% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
(f)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.01%, 0.01% and 0.01% for Class A Shares, Class B Shares and Class C Shares, respectively.

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

HSBC OPPORTUNITY FUND (ADVISOR)
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends					Ratios/Supplementary Data
												Ratio
			Net Realized								Ratio	of Net		Ratio
			and								of Net	Investment		of Expenses
			Unrealized				Net			Net	Expenses	Income		to Average
	Net Asset	Net	Gains		Net Realized		Asset			Assets	to	(Loss) to		Net Assets
	Value,	Investment	(Losses)	Total from	Gains from		Value,			at End of	Average	Average		(Excluding Fee	Portfolio
	Beginning	Income	from	Investment	Investment	Total	End of	Total		Period	Net	Net Assets		Reductions)	Turnover
	of Period	(Loss) (a)	Investments	Activities	Transactions	Dividends	Period	Return(b)		(000’s)	Assets (c)	(c)		(c)	(b)
CLASS I SHARES
Year Ended October 31, 2009	$8.91	$(0.04)	$1.32	$1.28	$(0.26)	$(0.26)	$ 9.93	15.47%		$100,285	1.02%	(0.50)%		1.02%	65%
Year Ended October 31, 2010	9.93	(0.06)	2.90	2.84	—	—	12.77	28.60	%(d)(e)	117,064	1.01%	(0.46	)%(e)	1.01%	68%
Year Ended October 31, 2011	12.77	(0.01)	1.57	1.56	(0.31)	(0.31)	14.02	12.25	%(d)	122,017	1.01%	(0.07)%		1.01%	69%
Year Ended October 31, 2012	14.02	(0.01)	1.46	1.45	(2.07)	(2.07)	13.40	12.50	%(d)	135,098	1.08%	(0.01)%		1.08%	59%
Year Ended October 31, 2013	13.40	0.01	4.47	4.48	(0.61)	(0.61)	17.27	34.70	%(d)	208,321	0.99%	0.07%		0.99%	70%
Six Months Ended
April 30, 2014 (Unaudited)	17.27	(0.02)	1.19	1.17	(1.75)	(1.75)	16.69	6.91%		212,705	1.00%	(0.23)%		1.00%	36%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.10%, 0.10% and 0.13% for the years ended October 31, 2010, 2011, 2012 and 2013, respectively.
(e)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in the Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.01% for Class I Shares.

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited)

1. Organization:

     The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, and the HSBC Advisor Funds Trust (the “Advisor Trust”), a Massachusetts business trust organized on April 5, 1996, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. As of April 30, 2014, the Trust is composed of 15 separate operational funds and the Advisor Trust is composed of one operational fund, each a series of the HSBC Family of Funds, which also includes the HSBC Portfolios (the “Portfolio Trust”) (collectively the “Trusts”). The accompanying financial statements are presented for the following three funds (individually a “Fund”, collectively the “Funds”) of the Trust and Advisor Trust:

Fund	Short Name	Trust
HSBC Growth Fund	Growth Fund	Trust
HSBC Opportunity Fund	Opportunity Fund	Trust
HSBC Opportunity Fund (Advisor)	Opportunity Fund (Advisor)	Advisor Trust

     All the Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

     Each Fund utilizes a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in its respective Portfolio (as defined below).

		Proportionate
		Ownership
		Interest on
Fund	Respective Portfolio	April 30, 2014(%)
HSBC Growth Fund	HSBC Growth Portfolio	93.0%
HSBC Opportunity Fund	HSBC Opportunity Portfolio	7.1%
HSBC Opportunity Fund (Advisor)	HSBC Opportunity Portfolio	91.5%

     The HSBC Growth Portfolio and HSBC Opportunity Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are diversified series of the Portfolio Trust. The Portfolios operate as master funds in master-feeder arrangements and also may receive investments from certain fund of funds.

     The financial statements of the Portfolios, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolios should be read in conjunction with the financial statements of the Funds.

     The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. The Growth Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The Opportunity Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The Opportunity Fund (Advisor) offers one class of shares: Class I Shares. Class A Shares of the Funds have a maximum sales charge of 5.00% as a percentage of the original purchase price. Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class B Shares of the Funds may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

HSBC FAMILY OF FUNDS       19

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

     Under the Trusts’ organizational documents, the Trusts’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trusts enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds. However, based on experience, the Trusts expect that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

     The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

     The Funds record investments into the Portfolios on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from their respective Portfolios. In addition, the Funds accrue their own expenses daily as incurred.

Allocations:

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class-specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class-specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

     Dividends to shareholders from net investment income, if any, are declared and distributed semi annually in the case of the Funds.

     The Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

     The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

20       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

Federal Income Taxes:

     Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

     Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

     The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

     The Funds record their investments in their respective Portfolios at fair value, which is typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolios included elsewhere in this report.

     For the period ended April 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The following is a summary of the valuation inputs used as of April 30, 2014 in valuing the Funds’ investments based upon the three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Fund
Investment Securities:
Affiliated Portfolios(a)	—	79,740,598	—	79,740,598
Total Investment Companies	—	79,740,598	—	79,740,598

Opportunity Fund
Investment Securities:
Affiliated Portfolios(a)	—	16,594,530	—	16,594,530
Total Investment Companies	—	16,594,530	—	16,594,530

Opportunity Fund (Advisor)
Investment Companies:
Affiliated Portfolios(a)	—	212,685,104	—	212,685,104
Total Investment Companies	—	212,685,104	—	212,685,104
____________________

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.

HSBC FAMILY OF FUNDS       21

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

     HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolios. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration:

     HSBC serves the Funds as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Combined Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

     The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the Funds, the Portfolios pay half of the administration fee and the Funds pay half, for a combination of the total fee rate as set forth above. Certain administration fees of the Portfolios also may be reduced by treating them as apportioned in part to other funds making investments in the Portfolios. An amount equal to 50% of the administration fee is deemed to be class specific.

     Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator, subject to the general supervision by the Trusts’ Board of Trustees (the “Board”) and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new funds, minus 0.02% which is retained by HSBC.

     Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $146,606 for the period ended April 30, 2014, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

     Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor”). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the Funds, respectively. For the period ended April 30, 2014, Foreside, as Distributor, also received $115,659, $0, and $21,989 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $23, $0, and $0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

22       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

Shareholder Servicing:

     The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which primarily consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25%, 0.25%, and 0.25% of the average daily net assets of Class A Shares, Class B Shares, and Class C Shares of the Funds, respectively. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan will not exceed in the aggregate 0.25% of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

Fund Accounting and Transfer Agency:

     Citi provides fund accounting and transfer agency services for each Fund. As transfer agent, Citi receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust and the Advisor Trust for blue sky exemption services.

Independent Trustees:

     The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $ 6,000. The Trusts also pay the Chairman of the Board an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee is compensated at the rate of $ 500 per hour, up to a maximum of $ 3,000 per day.

Fee Reductions:

     The Investment Adviser has contractually agreed to limit, through March 1, 2015, the annual total expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributed to a Fund’s investment in investment companies of certain Funds. Each affected Fund Class has its own expense limitation based on the average daily net assets for any full fiscal year as follows:

		Current Contractual
		Expense
Fund	Class	Limitation(%)
Growth Fund	A	1.20
Growth Fund	B	1.95
Growth Fund	C	1.95
Growth Fund	I	0.95
Opportunity Fund	A	1.65
Opportunity Fund	B	2.40
Opportunity Fund	C	2.40
Opportunity Fund (Advisor)	I	1.10

HSBC FAMILY OF FUNDS       23

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

     Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2014, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2014, the repayments that may potentially be made by the Funds are as follows:

Fund	2017($)	2016($)	2015($)	2014($)*	Total($)
Growth Fund	10,990	5,267	65,181	—	81,438
Opportunity Fund	15,768	46,445	65,241	27,228	154,682
____________________

*	The year listed above the amounts is the fiscal year ending in which the amounts will no longer be able to be recouped.

     The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi are reported separately on the Statements of Operations, as applicable.

5. Investment Transactions:

     Contributions and withdrawals of the respective Portfolios for the period ended April 30, 2014 totaled:

Fund	Contributions($)	Withdrawals($)
Growth Fund	4,729,454	8,088,312
Opportunity Fund	585,381	824,510
Opportunity Fund (Advisor)	3,139,768	13,142,343

6. Federal Income Tax Information:

     The tax character of dividends paid by the Funds as of the latest tax year ended October 31, 2013 was as follows:

	Dividends paid from
					Total
	Ordinary	Net Long Term	Total Taxable	Return of	Dividends
	Income ($)	Capital Gains ($)	Dividends ($)	Capital ($)	Paid ($)(1)
Growth Fund	77,975	5,056,287	5,134,262	—	5,134,262
Opportunity Fund	—	693,083	693,083	—	693,083
Opportunity Fund (Advisor)	—	6,472,825	6,472,825	—	6,472,825
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

     As of the latest tax year ended October 31, 2013, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

			Undistributed			Accumulated	Unrealized	Total
	Undistributed	Undistributed	Long Term			Capital and	Appreciation/	Accumulated
	Ordinary	Tax Exempt	Capital	Accumulated	Dividends	Other	(Depreciation)	Earnings/
	Income ($)	Income ($)	Gains ($)	Earnings ($)	Payable ($)	Losses ($)	($)(1)	(Deficit) ($)
Growth Fund	848,249	—	8,732,299	9,580,548	—	(99,109)	21,764,615	31,246,054
Opportunity Fund	61,565	—	1,630,496	1,692,061	—	—	3,677,236	5,369,297
Opportunity Fund (Advisor)	2,210,509	—	19,414,139	21,624,648	—	—	46,985,800	68,610,448
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

24        HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

     Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the latest tax year ended October 31, 2013, the following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending October 31, 2014.

Late Year
Ordinary Losses ($)
Growth Fund	99,109

7. Legal and Regulatory Matters:

     On September 26, 2006 BISYS Fund Services, Inc. (“BISYS”), an affiliate of BISYS Fund Services Ohio, Inc. which provided various services to the Funds, reached a settlement with the Securities and Exchange Commission (the “SEC”) regarding the SEC’s investigation related to BISYS’ past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. The related settlement monies were received by the Funds during the year ended October 31, 2010. The corresponding impact to the net income ratio and total return for the year ended October 31, 2010 are disclosed in the Funds’ Financial Highlights.

8. Subsequent Events:

     Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

HSBC FAMILY OF FUNDS      25

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval

     Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not parties to an investment advisory agreement for the fund or “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) during the semi-annual period ended April 30, 2014 and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

     The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trusts (the “Contracts Committee”), met separately to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more Funds.

     Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Advisory Contracts and Sub-Advisory Contracts (collectively, the “Agreements”). This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Lipper Inc. (“Lipper”); (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison with the advisory fees paid by other similar funds based on materials provided by Lipper; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Lipper; (vii) the profitability of the Adviser and certain of the Sub-Advisers; and (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers. Counsel to the Trusts and counsel to the Independent Trustees were present at each Contracts Committee meeting and the Board meeting. The Independent Trustees also met in executive session with their counsel.

     During the December 4, 2013 and December 16-17, 2013 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meeting; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with the unaffiliated investment sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC; (iv) the Trusts’ arrangements with the affiliated investment sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong) Limited (“AMHK”); (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability; and (x) additional information provided by the Adviser at the request of the Board. Following the December 4, 2013 and December 16-17, 2013 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.

     At the in-person meeting held on December 17, 2013, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board also took into account its experience with the Adviser and the Sub-Advisers and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Adviser and certain of the Sub-Advisers with respect to the Funds that they manage. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund.

26       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

     Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Independent Trustees examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

     The Independent Trustees also took note of: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the stabilization during the period in the decline of the HSBC Family of Fund’s net assets, the role of the growth of certain HSBC Funds in this stabilization, and the Independent Trustees’ perspective on the role of the stabilization in the improving economics of the Adviser’s business; (iv) certain structural changes made by the Adviser that have improved the overall efficiency of the fund complex; (v) the possibility of regulatory reform regarding derivative securities and the money market funds, and any potential investments that would be required by the Adviser to implement such regulatory reforms; and (vi) the business strategy of the Adviser and its parent company, including potential new distribution initiatives and fund offerings, and their commitment to the Funds’ business. With respect to the Money Market Funds, the Independent Trustees also considered the continued fee waivers and reimbursements made by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers on the profitability of the Adviser. In addition, the Independent Trustees considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

     The Independent Trustees also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Independent Trustees considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Independent Trustees noted favorably enhanced compliance programs and oversight at Westfield and AMHK in their roles as Sub-Advisers to the HSBC Opportunity Portfolio and HSBC RMB Fixed Income Fund, respectively.

     Based on these considerations, the Independent Trustees concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

     Investment Performance of the Funds, Adviser and Sub-Advisers. The Independent Trustees considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable funds and one or more benchmark indices. In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), they noted the difficulties in identifying an appropriate peer group for the World Selection Funds. The Independent Trustees also considered the volatility, performance and expense levels of the World Selection Funds as compared to other funds of funds, and noted that the Adviser was considering changes to the investment strategies of the World Selection Funds.

     In the context of the HSBC Growth Portfolio, the Independent Trustees noted that the Portfolio’s performance had improved relative to its peers over the prior year, although it was not in the top quintile as compared to its competitor funds. The Independent Trustees also discussed the fact that the HSBC Growth Portfolio was slightly more volatile than its competitor funds, but was receiving only marginal returns for that volatility. In the context of the HSBC Opportunity Portfolio, the Independent Trustees considered the volatility of the Portfolio and that the Portfolio had higher fees than certain of its peers, based on the Lipper materials, and that although it performed better than many of its peers in previous years, relative performance was somewhat lower in the past year.

     In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Independent Trustees noted that although each Fund’s contractual advisory fee was relatively low compared to its Lipper peers, each Fund had relatively lower performance compared to its peers. With respect to the HSBC RMB Fixed Income Fund, the Independent Trustees, while noting issues with creating an appropriate peer group for comparison of the Fund, discussed how the contractual fees of the Fund, the contractual sub-advisory fees paid by the Adviser to AMHK, and the Fund’s performance compared favorably to its Lipper peers, and noted the Fund’s relatively low volatility and positive absolute performance. In the context of the HSBC Frontier Markets Fund, the Independent Trustees again considered difficulties in creating an appropriate peer group for the Fund. Taking into account these difficulties, the Independent Trustees noted that although the HSBC Frontier Markets

HSBC FAMILY OF FUNDS       27

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

Fund had relatively high fees, including sub-advisory fees, and relatively high brokerage commissions as compared to some of the peers included in its Lipper peer group, the Fund had strong relative performance and positive absolute performance.

     Regarding the HSBC Total Return Fund, the Independent Trustees noted that while the Fund’s contractual management fees and total expenses were higher than some of its Lipper peers, its performance was strong. In the context of the Money Market Funds, the Independent Trustees considered the yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that although the returns of the Funds were similar to their competitors, industry-wide fee waivers may somewhat distort comparative performance information.

     The Independent Trustees considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Independent Trustees concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

     Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Independent Trustees considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Independent Trustees considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Independent Trustees also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Lipper. The Independent Trustees determined that, although certain competitors had lower fees than the Funds, in general, the Fund’s advisory fees were not unreasonable when compared to other comparable competitive funds, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

     The Independent Trustees also compared the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser, and evaluated information provided as to why advisory fees may differ between mutual funds and other advisory relationships, including increased shareholder activity.

     The Independent Trustees further considered the costs of the services provided by the Sub-Advisers, as applicable; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Independent Trustees considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Independent Trustees discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Independent Trustees also considered information on profitability where provided by the Sub-Advisers.

     The Independent Trustees concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Independent Trustees noted that, as the non-Money Market Funds grow in assets, they will look for the Funds to achieve greater economies of scale. Also, the Independent Trustees discussed the economies of scale that may be derived with respect to the HSBC Growth Portfolio due to the breakpoint structure in the Sub-Advisory Contract, and any economies of scale that may be derived because of potential increases in assets in certain strategies. The Independent Trustees also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds. In addition, the Independent Trustees considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

28       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (continued)

     In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Independent Trustees evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

HSBC FAMILY OF FUNDS       29

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2014 (Unaudited)

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and/or shareholder servicing fees and other Fund expenses (including expenses allocated from the Portfolios). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these cost with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/13	4/30/14	11/1/13 - 4/30/14	11/1/13 - 4/30/14
Growth Fund	Class A Shares	$1,000.00	$1,015.20	$6.00	1.20%
	Class B Shares	1,000.00	1,012.10	9.73	1.95%
	Class C Shares	1,000.00	1,012.00	9.73	1.95%
	Class I Shares	1,000.00	1,016.80	4.75	0.95%
Opportunity Fund	Class A Shares	1,000.00	1,066.20	7.94	1.55%
	Class B Shares	1,000.00	1,063.10	11.77	2.30%
	Class C Shares	1,000.00	1,062.40	11.76	2.30%
Opportunity Fund (I Shares)	Class I Shares	1,000.00	1,069.10	5.13	1.00%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

30       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2014 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/13	4/30/14	11/1/13 - 4/30/14	11/1/13 - 4/30/14
Growth Fund	Class A Shares	$1,000.00	$1,018.84	$6.01	1.20%
	Class B Shares	1,000.00	1,015.12	9.74	1.95%
	Class C Shares	1,000.00	1,015.12	9.74	1.95%
	Class I Shares	1,000.00	1,020.08	4.76	0.95%
Opportunity Fund	Class A Shares	1,000.00	1,017.11	7.75	1.55%
	Class B Shares	1,000.00	1,013.39	11.48	2.30%
	Class C Shares	1,000.00	1,013.39	11.48	2.30%
Opportunity Fund (I Shares)	Class I Shares	1,000.00	1,019.84	5.01	1.00%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC FAMILY OF FUNDS       31

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited)

Common Stocks – 98.3%

	Shares	Value ($)
Aerospace & Defense – 2.9%
Precision Castparts Corp.	5,900	1,493,231
United Technologies Corp.	8,350	988,056
		2,481,287
Airlines – 1.0%
Delta Air Lines, Inc.	23,350	859,981
Auto Components – 1.3%
BorgWarner, Inc.	17,800	1,106,092
Biotechnology – 8.7%
Alexion Pharmaceuticals, Inc. (a)	7,960	1,259,272
Amgen, Inc.	11,650	1,301,888
Biogen Idec, Inc. (a)	3,245	931,704
BioMarin Pharmaceuticals, Inc. (a)	13,130	764,560
Celgene Corp. (a)	14,950	2,197,799
Gilead Sciences, Inc. (a)	13,450	1,055,691
		7,510,914
Capital Markets – 4.3%
BlackRock, Inc.	5,065	1,524,565
Morgan Stanley	39,700	1,227,921
The Charles Schwab Corp.	36,100	958,455
		3,710,941
Chemicals – 4.2%
Ecolab, Inc.	8,900	931,296
Monsanto Co.	24,449	2,706,504
		3,637,800
Communications Equipment – 1.5%
Qualcomm, Inc.	16,350	1,286,909
Diversified Financial Services – 1.2%
American Express Co.	12,200	1,066,646
Energy Equipment & Services – 1.7%
Schlumberger Ltd.	13,900	1,411,545
Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	9,100	1,052,688
CVS Caremark Corp.	13,200	959,904
		2,012,592
Health Care Providers & Services – 3.1%
Express Scripts Holding Co. (a)	13,800	918,804
McKesson Corp.	6,170	1,043,902
UnitedHealth Group, Inc.	9,400	705,376
		2,668,082
Health Care Technology – 1.5%
Cerner Corp. (a)	18,300	938,790
IMS Health Holdings, Inc. (a)	14,000	332,360
		1,271,150
Hotels, Restaurants & Leisure – 3.5%
Hilton Worldwide Holdings, Inc. (a)	35,900	783,697
Starbucks Corp.	31,600	2,231,592
		3,015,289
Internet & Catalog Retail – 5.0%
Amazon.com, Inc. (a)	3,625	1,102,471
Priceline.com, Inc. (a)	2,280	2,639,670
TripAdvisor, Inc. (a)	7,000	565,180
		4,307,321
Internet Software & Services – 8.6%
Baidu, Inc., ADR (a)	9,180	1,412,343
eBay, Inc. (a)	11,975	620,664
Facebook, Inc., Class A (a)	29,600	1,769,488
Google, Inc., Class A (a)	3,350	1,791,848
Google, Inc. (a)	3,350	1,764,311
		7,358,654
IT Services – 6.7%
Cognizant Technology Solutions Corp.,
Class A (a)	20,930	1,002,652
MasterCard, Inc., Class A	22,250	1,636,487
Visa, Inc., Class A	15,100	3,059,410
		5,698,549
Machinery – 2.6%
Danaher Corp.	30,900	2,267,442
Media – 6.4%
CBS Corp., Class B	20,500	1,184,080
Liberty Global plc, Class C (a)	32,100	1,233,603
The Walt Disney Co.	13,500	1,071,090
Twenty-First Century Fox, Inc., Class A	61,250	1,961,225
		5,449,998
Oil, Gas & Consumable Fuels – 3.3%
Noble Energy, Inc.	15,200	1,091,056
Pioneer Natural Resources Co.	4,685	905,470
Range Resources Corp.	9,100	823,095
		2,819,621
Pharmaceuticals – 2.1%
AbbVie, Inc.	8,300	432,264
Valeant Pharmaceuticals
International, Inc. (a)	2,800	374,388
Zoetis, Inc.	33,700	1,019,762
		1,826,414
Professional Services – 1.3%
Nielsen Holdings NV	23,950	1,124,453
Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp.	20,300	1,695,456
Road & Rail – 4.4%
Union Pacific Corp.	19,850	3,780,035

32 HSBC PORTFOLIOS	See notes to financial statements.

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 2.2%
Applied Materials, Inc.	44,800	853,888
ARM Holdings plc ADR	22,900	1,042,408
		1,896,296
Software – 4.7%
Oracle Corp.	35,400	1,447,152
Salesforce.com, Inc. (a)	35,450	1,830,993
Workday, Inc., Class A (a)	9,775	714,259
		3,992,404
Specialty Retail – 4.1%
Dollar General Corp. (a)	30,800	1,738,352
Lowe’s Cos., Inc.	21,000	964,110
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	9,600	842,016
		3,544,478
Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	4,930	2,909,144
Textiles, Apparel & Luxury Goods – 2.7%
Michael Kors Holdings Limited (a)	12,000	1,094,400
NIKE, Inc., Class B	17,100	1,247,445
		2,341,845
Wireless Telecommunication Services – 1.5%
SBA Communications Corp.,
Class A (a)	14,050	1,261,128
TOTAL COMMON STOCKS
(COST $64,171,730)		84,312,466

Investment Company – 1.8%

Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.01% (b)	1,545,774	1,545,774
TOTAL INVESTMENT COMPANY
(COST $1,545,774)		1,545,774
TOTAL INVESTMENT SECURITIES
(COST $65,717,504) – 100.1%		85,858,240
____________________

Percentages indicated are based on net assets of $85,746,100.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2014.

ADR-American Depositary Receipt

See notes to financial statements.	HSBC PORTFOLIOS 33

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited)

Common Stocks – 99.4%

	Shares	Value ($)
Aerospace & Defense – 3.1%
B/E Aerospace, Inc. (a)	37,930	3,329,116
TransDigm Group, Inc.	21,295	3,787,742
		7,116,858
Auto Components – 0.6%
Gentex Corp.	52,610	1,508,329
Banks – 2.5%
Comerica, Inc.	45,270	2,183,825
First Republic Bank	71,310	3,619,695
		5,803,520
Biotechnology – 6.0%
ACADIA Pharmaceuticals, Inc. (a)	93,020	1,872,493
Aegerion Pharmaceuticals, Inc. (a)	91,650	4,056,429
Cubist Pharmaceuticals, Inc. (a)	87,640	6,140,058
Medivation, Inc. (a)	29,540	1,778,603
		13,847,583
Capital Markets – 1.6%
Raymond James Financial, Inc.	74,210	3,688,237
Chemicals – 8.4%
Axiall Corp.	40,200	1,873,320
Cytec Industries, Inc.	33,900	3,231,348
Huntsman Corp.	146,550	3,671,078
PolyOne Corp.	96,840	3,628,595
Rockwood Holdings, Inc.	49,200	3,495,660
The Scotts Mircale-Gro Co.	60,980	3,732,585
		19,632,586
Communications Equipment – 2.0%
Aruba Networks, Inc. (a)	118,030	2,333,453
JDS Uniphase Corp. (a)	173,740	2,201,286
		4,534,739
Construction & Engineering – 0.7%
MasTec, Inc.(a)	43,300	1,713,814
Construction Materials – 3.0%
Eagle Materials, Inc.	46,450	3,870,678
Martin Marietta Materials, Inc.	25,015	3,110,115
		6,980,793
Containers & Packaging – 2.7%
Crown Holdings, Inc. (a)	46,610	2,198,594
Packaging Corp. of America	62,420	4,159,044
		6,357,638
Diversified Consumer Services – 1.7%
Nord Anglia Education, Inc. (a)	31,470	624,680
Service Corp. International	180,040	3,379,351
		4,004,031
Electrical Equipment – 2.8%
Generac Holdings, Inc.	41,750	2,458,240
Hubbell, Inc., Class B	34,830	4,100,188
		6,558,428
Electronic Equipment, Instruments & Components – 0.9%
Ingram Micro, Inc. (a)	81,360	2,193,466
Energy Equipment & Services – 1.5%
Rowan Cos. plc, Class A (a)	111,520	3,448,198
Health Care Equipment & Supplies – 4.7%
ArthroCare Corp. (a)	25,100	1,218,103
IDEXX Laboratories, Inc. (a)	29,040	3,671,818
Spectranetics Corp.(a)	111,150	2,363,049
Wright Medical Group, Inc. (a)	134,670	3,683,224
		10,936,194
Health Care Providers & Services – 3.5%
Brookdale Senior Living, Inc. (a)	62,840	2,000,826
Community Health Systems, Inc. (a)	106,140	4,021,644
MWI Veterinary Supply, Inc. (a)	13,645	2,137,353
		8,159,823
Health Care Technology – 1.6%
Allscripts Healthcare Solutions,
Inc. (a)	238,440	3,629,057
Hotels, Restaurants & Leisure – 0.8%
Brinker International, Inc.	37,520	1,843,733
Household Durables – 3.7%
Harman International Industries, Inc.	22,430	2,458,552
Jarden Corp. (a)	71,725	4,099,084
Tempur Sealy International, Inc. (a)	42,480	2,131,646
		8,689,282
Insurance – 1.4%
Genworth Financial, Inc., Class A (a)	186,140	3,322,599
Internet Software & Services – 0.8%
Pandora Media, Inc. (a)	75,650	1,771,723
IT Services – 4.2%
FleetCor Technologies, Inc. (a)	26,145	2,983,929
Total System Services, Inc.	88,470	2,810,692
VeriFone Systems, Inc. (a)	118,650	3,967,656
		9,762,277
Life Sciences Tools & Services – 3.0%
Covance, Inc. (a)	33,380	2,946,786
Mettler-Toledo International, Inc. (a)	17,260	4,023,652
		6,970,438
Machinery – 5.6%
Lincoln Electric Holdings, Inc.	60,880	4,067,393
The Timken Co.	74,770	4,716,491
WABCO Holdings, Inc. (a)	38,240	4,092,062
		12,875,946
Media – 0.6%
Nexstar Broadcasting Group, Inc.,
Class A	36,280	1,445,758

34 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2014 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Oil, Gas & Consumable Fuels – 5.9%
CONSOL Energy, Inc.	122,160	5,437,342
Denbury Resources, Inc.	134,570	2,263,467
Tesoro Corp.	108,110	6,085,512
		13,786,321
Pharmaceuticals – 1.9%
Jazz Pharmaceuticals plc (a)	31,935	4,308,032
Professional Services – 3.1%
IHS, Inc., Class A (a)	29,250	3,528,428
Robert Half International, Inc.	79,480	3,560,704
		7,089,132
Real Estate Investment Trusts (REITs) – 1.2%
Starwood Property Trust, Inc.	117,620	2,828,761
Real Estate Management & Development – 1.7%
Jones Lang LaSalle, Inc.	34,110	3,953,008
Road & Rail – 2.4%
Genesee & Wyoming, Inc. (a)	56,740	5,617,827
Semiconductors & Semiconductor Equipment – 2.2%
NXP Semiconductors NV (a)	42,680	2,544,582
Skyworks Solutions, Inc. (a)	36,380	1,493,399
Veeco Instruments, Inc. (a)	28,420	1,050,687
		5,088,668
Software – 4.6%
Concur Technologies, Inc. (a)	20,260	1,630,322
Infoblox, Inc. (a)	85,570	1,678,883
Informatica Corp. (a)	55,600	1,971,020
Qlik Technologies, Inc. (a)	103,870	2,283,063
ServiceNow, Inc. (a)	65,340	3,248,705
		10,811,993
Specialty Retail – 6.1%
Signet Jewelers Ltd.	35,860	3,633,335
Tractor Supply Co.	33,590	2,258,592
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	24,080	2,112,057
Urban Outfitters, Inc. (a)	102,010	3,637,166
Williams-Sonoma, Inc.	40,204	2,525,615
		14,166,765
Trading Companies & Distributors – 2.9%
United Rentals, Inc. (a)	45,480	4,267,388
WESCO International, Inc. (a)	28,270	2,481,541
		6,748,929
TOTAL COMMON STOCKS
(COST $189,199,440)		231,194,486

Investment Company – 0.6%

Northern Institutional Government
Select Portfolio, Institutional Shares,
0.01% (b)	1,312,092	1,312,092
TOTAL INVESTMENT COMPANY
(COST $1,312,092)		1,312,092
TOTAL INVESTMENT SECURITIES
(COST $190,511,532) – 100.0%		232,506,578
____________________

Percentages indicated are based on net assets of $232,542,342.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2014.

See notes to financial statements.	HSBC PORTFOLIOS 35

HSBC PORTFOLIOS

Statements of Assets and Liabilities—as of April 30, 2014 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Assets:
Investments in non-affiliates, at value	$85,858,240	$232,506,578
Dividends receivable	24,223	33,704
Receivable for investments sold	1,006,920	1,696,694
Prepaid expenses	185	281
Total Assets	86,889,568	234,237,257

Liabilities:
Cash overdraft	2,000	2,333
Payable for investments purchased	1,068,584	1,507,638
Accrued expenses and other payables:
Investment Management	51,597	153,630
Administration	2,239	6,092
Accounting	144	83
Custodian	5,434	5,884
Trustee	809	2,199
Other	12,661	17,056
Total Liabilities	1,143,468	1,694,915

Applicable to investors’ beneficial interest	$85,746,100	$232,542,342
Total Investments, at cost	$65,717,504	$190,511,532

36 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Operations—For the six months ended April 30, 2014 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Investment Income:
Dividends	$358,587	$902,577
Total Investment Income	358,587	902,577

Expenses:
Investment Management	254,633	934,744
Administration	13,924	36,743
Accounting	20,820	20,850
Audit	8,883	8,883
Compliance Services	416	1,070
Custodian	10,132	12,092
Printing	152	844
Trustee	1,360	3,428
Other	3,098	7,599
Total Expenses	313,418	1,026,253

Net Investment Income (Loss)	45,169	(123,676)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment securities	6,646,914	25,729,515
Change in unrealized appreciation/depreciation on investments	(4,916,695)	(9,820,947)

Net realized/unrealized gains/(losses) on investments	1,730,219	15,908,568
Change In Net Assets Resulting From Operations	$1,775,388	$15,784,892

See notes to financial statements.	HSBC PORTFOLIOS 37

HSBC PORTFOLIOS

Statements of Changes in Net Assets

	Growth		Opportunity
	Portfolio		Portfolio
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$45,169	$393,103	$(123,676)	$324,060
Net realized gains (losses) from investments	6,646,914	12,024,769	25,729,515	24,604,589
Change in unrealized appreciation/depreciation
on investments	(4,916,695)	11,744,016	(9,820,947)	30,628,121
Change in net assets resulting from operations	1,775,388	24,161,888	15,784,892	55,556,770
Proceeds from contributions	4,219,847	5,010,619	4,336,525	37,719,433
Value of withdrawals	(8,933,601)	(19,506,375)	(14,647,739)	(16,266,064)
Charge in net assets resulting from transactions
in investors’ beneficial interest	(4,713,754)	(14,495,756)	(10,311,214)	21,453,369
Change in net assets	(2,938,366)	9,666,132	5,473,678	77,010,139

Net Assets:
Beginning of period	88,684,466	79,018,334	227,068,664	150,058,525
End of period	$85,746,100	$88,684,466	$232,542,342	$227,068,664

38 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Financial Highlights

		Ratios/Supplementary Data
					Ratio of
				Ratio of Net	Expenses
			Ratio of Net	Investment	to Average
		Net Assets at	Expenses to	Income (Loss)	Net Assets
	Total	End of Period	Average Net	to Average Net	(Excluding Fee	Portfolio
	Return (a)	(000’s)	Assets (b)	Assets (b)	Reductions) (b)	Turnover (a)
GROWTH PORTFOLIO
Year Ended October 31, 2009	19.31%	$88,163	0.69%	0.17%	0.69%	66%
Year Ended October 31, 2010	20.34%	98,751	0.68%	(0.04)%	0.68%	89%
Year Ended October 31, 2011	11.07%	105,289	0.66%	0.07%	0.66%	56%
Year Ended October 31, 2012	7.18%	79,018	0.71%	0.13%	0.71%	53%
Year Ended October 31, 2013	32.84%	88,684	0.69%	0.46%	0.69%	75%
Six Months Ended April 30, 2014 (Unaudited)	1.81%	85,746	0.71%	0.10%	0.71%	32%
OPPORTUNITY PORTFOLIO
Year Ended October 31, 2009	15.41%	$129,748	0.90%	(0.37)%	0.90%	65%
Year Ended October 31, 2010	28.74%	139,402	0.89%	(0.35)%	0.89%	68%
Year Ended October 31, 2011	12.40%	141,324	0.88%	0.05%	0.88%	69%
Year Ended October 31, 2012	12.71%	150,059	0.91%	0.15%	0.91%	59%
Year Ended October 31, 2013	34.84%	227,069	0.89%	0.17%	0.89%	70%
Six Months Ended April 30, 2014 (Unaudited)	6.98%	232,542	0.88%	(0.11)%	0.88%	36%
(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.

See notes to financial statements.	HSBC PORTFOLIOS 39

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2014 (Unaudited)

1. Organization:

     The HSBC Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Growth Portfolio	Growth Portfolio
HSBC Opportunity Portfolio	Opportunity Portfolio

     The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolios.

     The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and HSBC Funds (collectively, the “Trusts”). Financial statements for all other funds of the Trusts are published separately.

     Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolio Trust enters into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolio Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

     The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

     Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Expense Allocations:

     Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionally among the applicable portfolios or funds within the Trusts in relation to net assets or on another reasonable basis.

40       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

Federal Income Taxes:

     Each Portfolio will be treated as a partnership for U.S. federal income tax purposes. Accordingly, each Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, investors in the Portfolios will be taxed on their respective share of the Portfolios’ ordinary income and realized gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

     Management of the Portfolios has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

     The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

     Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Portfolio Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

HSBC PORTFOLIOS       41

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

     For the period ended April 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of April 30, 2014 in valuing the Portfolios’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Portfolio
Investment Securities:
Common Stocks	84,312,466	—	—	84,312,466
Investment Companies	1,545,774	—	—	1,545,774
Total Investment Securities	85,858,240	—	—	85,858,240

Opportunity Portfolio
Investment Securities:
Common Stocks	231,194,486	—	—	231,194,486
Investment Company	1,312,092	—	—	1,312,092
Total Investment Securities	232,506,578	—	—	232,506,578

4. Related Party Transactions and Other Agreements:

Investment Management:

     HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as the Investment Adviser to the Portfolios pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. Winslow Capital Management, LLC (“Winslow”) and Westfield Capital Management Company, L.P. (“Westfield”) serve as subadvisers for the Growth Portfolio and Opportunity Portfolio, respectively, and are paid for their services directly by the respective Portfolios.

     For their services, the Investment Adviser and Winslow receive in aggregate, from the Growth Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of all Sub-Adviser serviced funds and separate accounts affiliated
with HSBC:	Fee Rate(%)*
Up to $250 million	0.575
In excess of $250 million but not exceeding $500 million	0.525
In excess of $500 million but not exceeding $750 million	0.475
In excess of $750 million but not exceeding $1 billion	0.425
In excess of $1 billion	0.375
____________________
*	The Growth Portfolio may pay the Investment Adviser and Winslow an aggregate maximum fee of up to 0.68%. Currently, the Investment Adviser’s contractual fee is 0.175% and Winslow’s maximum contractual fee is 0.40%. Accordingly, the current aggregate maximum fee rate is 0.575%.

     For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Opportunity Portfolio’s average daily net assets.

42        HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

Administration:

      HSBC serves the Portfolios as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Portfolios (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly at an annual rate of:

Based on Combined Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

      The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts, however, the assets of the funds of the HSBC Funds and HSBC Advisor Funds Trust that invest in the Portfolios are not double-counted. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the funds of the HSBC Funds and HSBC Advisor Funds Trust, the Portfolios pay half of the administration fee and the other funds pay half of the administration fee, for a combination of the total fee rate set forth above.

      Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator subject to the general supervision by the Trusts’ Board and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new portfolios, minus 0.02% which is retained by HSBC.

      Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $146,606 for the period ended April 30, 2014, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Fund Accounting:

      Citi provides fund accounting services for the Portfolio Trust. For its services to the Portfolios, Citi receives an annual fee per portfolio, including reimbursement of certain expenses, that is accrued daily and paid monthly.

Independent Trustees:

      The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $ 6,000. The Trusts also pay the Chairman of the Board an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee is compensated at the rate of $ 500 per hour, up to a maximum of $3,000 per day.

HSBC PORTFOLIOS       43

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2014 (Unaudited) (continued)

5. Investment Transactions:

     Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2014 were as follows:

Portfolio Name	Purchases ($)	Sales ($)
Growth Portfolio	$27,826,836	$32,997,502
Opportunity Portfolio	83,200,162	86,293,613

     For the period ended April 30, 2014, there were no long-term U.S. government securities held by the Portfolio Trust.

6. Federal Income Tax Information:

     At April 30, 2014, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Growth Portfolio	62,314,075	24,482,142	(937,977)	23,544,165
Opportunity Portfolio	190,350,387	47,754,825	(5,598,634)	42,156,191
____________________
*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

7. Subsequent Events:

     Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

44       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval

     Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not parties to an investment advisory agreement for the fund or “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) during the semi-annual period ended April 30, 2014 and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

     The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trusts (the “Contracts Committee”), met separately to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more Funds.

     Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Advisory Contracts and Sub-Advisory Contracts (collectively, the “Agreements”). This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Lipper Inc. (“Lipper”); (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison with the advisory fees paid by other similar funds based on materials provided by Lipper; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Lipper; (vii) the profitability of the Adviser and certain of the Sub-Advisers; and (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers. Counsel to the Trusts and counsel to the Independent Trustees were present at each Contracts Committee meeting and the Board meeting. The Independent Trustees also met in executive session with their counsel.

     During the December 4, 2013 and December 16-17, 2013 Contracts Committee meetings, the Contracts Committee discussed, among other things: (i) the information provided in advance of the meeting; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with the unaffiliated investment sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC; (iv) the Trusts’ arrangements with the affiliated investment sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited and HSBC Global Asset Management (Hong Kong) Limited (“AMHK”); (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability; and (x) additional information provided by the Adviser at the request of the Board. Following the December 4, 2013 and December 16-17, 2013 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.

     At the in-person meeting held on December 17, 2013, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. In addition, the Board also took into account its experience with the Adviser and the Sub-Advisers and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Adviser and certain of the Sub-Advisers with respect to the Funds that they manage. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund.

HSBC PORTFOLIOS       45

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

     Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Independent Trustees examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

     The Independent Trustees also took note of: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the stabilization during the period in the decline of the HSBC Family of Fund’s net assets, the role of the growth of certain HSBC Funds in this stabilization, and the Independent Trustees’ perspective on the role of the stabilization in the improving economics of the Adviser’s business; (iv) certain structural changes made by the Adviser that have improved the overall efficiency of the fund complex; (v) the possibility of regulatory reform regarding derivative securities and the money market funds, and any potential investments that would be required by the Adviser to implement such regulatory reforms; and (vi) the business strategy of the Adviser and its parent company, including potential new distribution initiatives and fund offerings, and their commitment to the Funds’ business. With respect to the Money Market Funds, the Independent Trustees also considered the continued fee waivers and reimbursements made by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers on the profitability of the Adviser. In addition, the Independent Trustees considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

     The Independent Trustees also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Independent Trustees considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors. The Independent Trustees noted favorably enhanced compliance programs and oversight at Westfield and AMHK in their roles as Sub-Advisers to the HSBC Opportunity Portfolio and HSBC RMB Fixed Income Fund, respectively.

     Based on these considerations, the Independent Trustees concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

     Investment Performance of the Funds, Adviser and Sub-Advisers. The Independent Trustees considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable funds and one or more benchmark indices. In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), they noted the difficulties in identifying an appropriate peer group for the World Selection Funds. The Independent Trustees also considered the volatility, performance and expense levels of the World Selection Funds as compared to other funds of funds, and noted that the Adviser was considering changes to the investment strategies of the World Selection Funds.

     In the context of the HSBC Growth Portfolio, the Independent Trustees noted that the Portfolio’s performance had improved relative to its peers over the prior year, although it was not in the top quintile as compared to its competitor funds. The Independent Trustees also discussed the fact that the HSBC Growth Portfolio was slightly more volatile than its competitor funds, but was receiving only marginal returns for that volatility. In the context of the HSBC Opportunity Portfolio, the Independent Trustees considered the volatility of the Portfolio and that the Portfolio had higher fees than certain of its peers, based on the Lipper materials, and that although it performed better than many of its peers in previous years, relative performance was somewhat lower in the past year.

     In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Independent Trustees noted that although each Fund’s contractual advisory fee was relatively low compared to its Lipper peers, each Fund had relatively lower performance compared to its peers. With respect to the HSBC RMB Fixed Income Fund, the Independent Trustees, while noting issues with creating an appropriate peer group for comparison of the Fund, discussed how the contractual fees of the Fund, the contractual sub-advisory fees paid by the Adviser to AMHK, and the Fund’s performance compared favorably to its Lipper peers, and noted the Fund’s relatively low volatility and positive absolute performance. In the context of the HSBC Frontier Markets Fund, the Independent Trustees again considered difficulties in creating an appropriate peer group for the Fund.

46       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

Taking into account these difficulties, the Independent Trustees noted that although the HSBC Frontier Markets Fund had relatively high fees, including sub-advisory fees, and relatively high brokerage commissions as compared to some of the peers included in its Lipper peer group, the Fund had strong relative performance and positive absolute performance.

     Regarding the HSBC Total Return Fund, the Independent Trustees noted that while the Fund’s contractual management fees and total expenses were higher than some of its Lipper peers, its performance was strong. In the context of the Money Market Funds, the Independent Trustees considered the yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that although the returns of the Funds were similar to their competitors, industry-wide fee waivers may somewhat distort comparative performance information.

     The Independent Trustees considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Independent Trustees concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

     Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Independent Trustees considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Independent Trustees considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Independent Trustees also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Lipper. The Independent Trustees determined that, although certain competitors had lower fees than the Funds, in general, the Fund’s advisory fees were not unreasonable when compared to other comparable competitive funds, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

     The Independent Trustees also compared the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser, and evaluated information provided as to why advisory fees may differ between mutual funds and other advisory relationships, including increased shareholder activity.

     The Independent Trustees further considered the costs of the services provided by the Sub-Advisers, as applicable; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio and HSBC Opportunity Portfolio, the Independent Trustees considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Independent Trustees discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Independent Trustees also considered information on profitability where provided by the Sub-Advisers.

     The Independent Trustees concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Independent Trustees noted that, as the non-Money Market Funds grow in assets, they will look for the Funds to achieve greater economies of scale. Also, the Independent Trustees discussed the economies of scale that may be derived with respect to the HSBC Growth Portfolio due to the breakpoint structure in the Sub-Advisory Contract, and any economies of scale that may be derived because of potential increases in assets in certain strategies. The Independent Trustees also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds. In addition, the Independent Trustees considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

HSBC PORTFOLIOS      47

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

     In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Independent Trustees evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

48       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Table of Shareholder Expenses—as of April 30, 2014 (Unaudited)

     As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other Fund expenses.

     These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/13	4/30/14	11/1/13 - 4/30/14	11/1/13 - 4/30/14
Growth Portfolio	$1,000.00	$1,018.10	$3.55	0.71%
Opportunity Portfolio	1,000.00	1,069.80	4.52	0.88%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/13	4/30/14	11/1/13 - 4/30/14	11/1/13 - 4/30/14
Growth Portfolio	$1,000.00	$1,021.27	$3.56	0.71%
Opportunity Portfolio	1,000.00	1,020.43	4.41	0.88%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC PORTFOLIOS      49

     Other Information (Unaudited):

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

     The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

     An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

50       HSBC PORTFOLIOS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Growth Portfolio
Winslow Capital Management, LLC
4720 IDS Tower
80 South Eighth Street
Minneapolis, MN 55402

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

Investment products:
ARE NOT A	ARE NOT	ARE NOT
BANK DEPOSIT	FDIC	INSURED BY
OR OBLIGATION	INSURED	ANY FEDERAL
OF THE BANK		GOVERNMENT
OR ANY OF ITS		AGENCY
AFFILIATES
ARE NOT GUARANTEED BY		MAY LOSE
THE BANK OR ANY OF ITS		VALUE
AFFILIATES

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
191 West Nationwide Blvd., Suite 500
Columbus, OH 43215

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-RTL-0614	06/14

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC ADVISOR FUNDS TRUST

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 23, 2014

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 23, 2014

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes
Treasurer

Date	June 23, 2014